UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
Source Capital, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 8.8%
Alphabet, Inc. (Class A)(a)	8,490	$8,805,318
Alphabet, Inc. (Class C)(a)	7,296	7,527,940
Baidu, Inc. (ADR) (China)(a)	48,425	10,807,976
Facebook, Inc. (Class A)(a)	42,034	6,716,613
		$33,857,847
INFRASTRUCTURE SOFTWARE — 8.7%
Microsoft Corporation	162,430	$14,824,986
Oracle Corporation	399,580	18,280,785
		$33,105,771
AIRCRAFT & PARTS — 6.5%
Arconic, Inc.	448,110	$10,324,454
United Technologies Corporation	116,770	14,692,002
		$25,016,456
DIVERSIFIED BANKS — 6.4%
Bank of America Corporation	469,720	$14,086,903
Citigroup, Inc.	154,620	10,436,850
		$24,523,753
P&C INSURANCE — 3.9%
American International Group, Inc.	276,808	$15,063,891

INSURANCE BROKERS — 3.6%
Aon plc (Britain)	97,080	$13,623,236

SEMICONDUCTOR DEVICES — 3.1%
Analog Devices, Inc.	104,289	$9,503,856
QUALCOMM, Inc.	39,941	2,213,131
		$11,716,987
ELECTRICAL COMPONENTS — 3.0%
TE Connectivity, Ltd. (Switzerland)	115,260	$11,514,474

CONSUMER FINANCE — 3.0%
Ally Financial, Inc.	243,340	$6,606,681
American Express Co.	50,260	4,688,253
		$11,294,934
INVESTMENT COMPANIES — 2.5%
Groupe Bruxelles Lambert SA (Belgium)	83,890	$9,579,041

GENERIC PHARMA — 2.3%
Mylan NV(a)	218,500	$8,995,645

	Shares or Principal Amount	Fair Value
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	170,477	$7,311,759

ADVERTISING & MARKETING — 1.8%
WPP plc (Britain)	440,640	$7,001,322

INTERNET BASED SERVICES — 1.8%
Expedia, Inc.	60,743	$6,706,635

LIFE SCIENCE EQUIPMENT — 1.7%
Thermo Fisher Scientific, Inc.	30,690	$6,336,257

INTEGRATED OILS — 1.5%
Gazprom PJSC (ADR) (Russia)	373,420	$1,817,062
Lukoil PJSC (ADR) (Russia)	42,820	2,950,298
Rosneft Oil Co. PJSC (GDR) (Russia)	168,060	921,305
		$5,688,665
MIDSTREAM - OIL & GAS — 1.3%
Kinder Morgan, Inc.	341,600	$5,144,496

BASE METALS — 0.9%
Alcoa Corporation(a)	26,920	$1,210,323
MMC Norilsk Nickel PJSC (ADR) (Russia)	128,820	2,387,679
		$3,598,002
HOUSEHOLD PRODUCTS — 0.8%
Unilever NV (CVA) (Britain)	51,690	$2,917,421

FOOD & DRUG STORES — 0.6%
Jardine Strategic Holdings, Ltd. (Hong Kong)	60,830	$2,332,222

EXPLORATION & PRODUCTION — 0.1%
Occidental Petroleum Corporation	3,238	$210,340

TOTAL COMMON STOCKS — 64.2% (Cost $197,394,115)		$245,539,154

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
AGENCY — 0.0%
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	$51,541	$51,436

AGENCY STRIPPED — 3.0%
Government National Mortgage Association 2014-171 IO — 0.677% 11/16/2055(b)	$15,721,623	$695,877
Government National Mortgage Association 2012-58 IO — 0.717% 2/16/2053(b)	12,231,993	426,475

	Principal Amount	Fair Value
Government National Mortgage Association 2015-86 IO — 0.772% 5/16/2052(b)	$2,971,223	$162,585
Government National Mortgage Association 2012-79 IO — 0.775% 3/16/2053(b)	7,652,570	301,869
Government National Mortgage Association 2013-63 IO — 0.79% 9/16/2051(b)	17,634,276	915,004
Government National Mortgage Association 2013-74 IO — 0.795% 12/16/2053(b)	19,005,967	922,008
Government National Mortgage Association 2012-114 IO — 0.802% 1/16/2053(b)	16,637,026	876,043
Government National Mortgage Association 2013-13 IO — 0.803% 7/16/2047(b)	2,864,027	128,053
Government National Mortgage Association 2014-153 IO — 0.806% 4/16/2056(b)	11,940,077	641,555
Government National Mortgage Association 2012-109 IO — 0.815% 10/16/2053(b)	13,071,979	463,406
Government National Mortgage Association 2013-146 IO — 0.817% 11/16/2048(b)	16,650,781	659,760
Government National Mortgage Association 2015-19 IO — 0.847% 1/16/2057(b)	8,635,472	534,643
Government National Mortgage Association 2014-187 IO — 0.904% 5/16/2056(b)	7,559,812	455,123
Government National Mortgage Association 2015-114 IO — 0.941% 3/15/2057(b)	2,123,445	129,405
Government National Mortgage Association 2015-108 IO — 0.969% 10/16/2056(b)	8,940,928	567,989
Government National Mortgage Association 2016-34 IO — 1.003% 1/16/2058(b)	5,642,944	430,041
Government National Mortgage Association 2016-45 IO — 1.003% 2/16/2058(b)	14,536,949	1,097,794
Government National Mortgage Association 2016-65 IO — 1.009% 1/16/2058(b)	6,391,825	496,128
Government National Mortgage Association 2016-106 IO — 1.034% 9/16/2058(b)	6,454,698	523,261
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(b)	3,735,946	302,010
Government National Mortgage Association 2016-119 IO — 1.126% 4/16/2058(b)	10,766,237	883,804
		$11,612,833
NON-AGENCY — 1.5%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(c)	$378,953	$377,909
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035(c)	41,307	41,129
Aventura Mall Trust M 2013-AVM A — 3.743% 12/5/2032(b)(c)	970,000	991,647
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(b)	131,118	131,924
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.19% 3/15/2049(b)	5,684	5,719
COMM Mortgage Trust 2014-FL5 B, 1M USD LIBOR + 2.150% — 3.89% 10/15/2031(b)(c)	339,000	339,581
COMM Mortgage Trust 2014-FL5 C, 1M USD LIBOR + 2.150% — 3.89% 10/15/2031(b)(c)	226,000	223,162
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M USD LIBOR + 6.000% — 7.777% 11/15/2033(b)(c)	878,000	883,732
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(c)	671,949	696,287
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(c)	191,000	198,233
Latitude Management Real Estate Capita 2016-CRE2 A, 1M USD LIBOR + 1.700% — 3.554% 11/24/2031(b)(c)	444,000	447,800
Madison Avenue Trust M 2013-650M A — 3.843% 10/12/2032(c)	277,000	282,309
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044(b)	85,364	85,222
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032(c)	278,677	278,677
SCG Trust 2013-SRP1 AJ, 1M USD LIBOR + 1.950% — 3.977% 11/15/2026(b)(c)	380,000	379,122
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	198,000	196,803
		$5,559,256

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $17,297,162)		$17,223,525

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.7%
Federal Home Loan Mortgage Corporation 4302 AE — 2.00% 11/15/2029	$477,817	$471,307
Federal Home Loan Mortgage Corporation 4664 TA — 3.00% 9/15/2037	181,146	181,924

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation 4504 DN — 3.00% 10/15/2040	$380,820	$381,975
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	3,816	3,813
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	197,770	189,799
Federal National Mortgage Association 2014-89 LB — 2.00% 6/25/2042	135,539	132,864
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	813,713	812,453
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	641,508	642,130
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	1,234,440	1,231,090
Federal National Mortgage Association 2014-4 KA — 3.00% 1/25/2044	91,433	90,427
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	571,080	577,311
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	560,793	567,070
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	794,853	803,726
Federal National Mortgage Association 2003-78 B — 5.00% 8/25/2023	237,606	247,395
		$6,333,284
AGENCY POOL FIXED RATE — 0.8%
Federal Home Loan Mortgage Corporation G13122 — 5.00% 4/1/2023	$210,904	$220,031
Federal Home Loan Mortgage Corporation G15744 — 5.00% 6/1/2026	242,438	250,668
Federal Home Loan Mortgage Corporation G13145 — 5.50% 4/1/2023	443,277	464,074
Federal National Mortgage Association MA1212 — 2.50% 10/1/2022	365,905	365,167
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	922,378	942,753
Federal National Mortgage Association 889109 — 5.00% 1/1/2023	158,528	164,371
Federal National Mortgage Association AE0286 — 5.00% 4/1/2025	239,003	249,581
Federal National Mortgage Association AL7725 — 5.00% 9/1/2025	445,495	461,606
Federal National Mortgage Association 256717 — 5.50% 5/1/2022	133,252	138,578
		$3,256,829
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.1%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(c)	$871,674	$864,063
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(c)	248,180	253,394
Finance of America Structured Securities Trust 2017-HB1 A — 2.321% 11/25/2027(b)(c)	362,063	361,238
Finance of America Structured Securities Trust 2017-HB1 M1 — 2.84% 11/25/2027(b)(c)(d)	379,000	375,218
Nationstar HECM Loan Trust 2017-2A A1 — 2.038% 9/25/2027(b)(c)	236,025	234,550
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(b)(c)	316,000	316,000
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(c)	138,299	141,049
RiverView HECM Trust 2007-1 A, 1 year Treasury + 0.500% — 2.55% 5/25/2047(b)(c)	553,830	469,371
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(c)	527,895	518,624
Towd Point Mortgage Trust 2015-5 A1B, VRN — 2.75% 5/25/2055(b)(c)	224,990	223,086
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(b)(c)	419,633	418,236
Towd Point Mortgage Trust 2015-3 A1B, VRN — 3.00% 3/25/2054(b)(c)	384,933	383,642
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(b)(c)	850,839	846,301
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(b)(c)	817,981	822,719
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(b)(c)	1,071,921	1,081,963
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045(c)(e)	290,703	290,947
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045(c)(e)	323,129	323,227
		$7,923,628

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $17,707,802)		$17,513,741

	Principal Amount	Fair Value
ASSET-BACKED SECURITIES — 19.9%
AUTO — 5.7%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$101,000	$99,198
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	191,000	188,080
American Credit Acceptance Receivables Trust 2017-4 B — 2.61% 5/10/2021(c)	216,000	215,206
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	402,000	397,286
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	203,000	201,023
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	501,000	497,279
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	247,000	244,037
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	114,000	114,029
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	225,000	222,039
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	474,000	470,307
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023(c)	250,000	249,433
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(c)	1,351,000	1,334,350
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(c)	445,000	442,424
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(c)	548,000	541,416
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(c)	601,000	599,261
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(c)	941,000	930,100
DT Auto Owner Trust 2017-4A B — 2.44% 1/15/2021(c)	274,000	272,419
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022(c)	503,000	500,214
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(c)	236,000	234,299
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(c)	275,000	272,987
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(c)	237,000	237,295
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021(c)	148,000	146,506
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(c)	115,000	113,393
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(c)	219,000	215,398
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	208,000	206,745
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	597,000	590,620
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	1,320,000	1,311,940
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	385,000	383,084
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	597,000	592,686
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	100,000	99,333
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	918,000	916,611
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021(c)	359,000	355,365
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(c)	265,000	261,921
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(c)	576,000	575,979
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	158,000	156,951
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	567,000	561,735
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	292,000	289,305
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	662,000	661,295
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(c)	673,000	667,620
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(c)	319,000	315,449
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(c)	787,000	774,816
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(c)	327,000	323,390
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	797,000	788,695
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	209,000	207,402
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	463,000	460,295
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	131,000	130,962
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	327,000	325,365

	Principal Amount	Fair Value
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(c)	$411,000	$409,670
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(c)	310,000	308,272
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	773,000	769,127
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	149,000	147,914
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	276,000	273,120
		$21,603,646
COLLATERALIZED LOAN OBLIGATION — 5.1%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(c)	$250,000	$243,903
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.881% 10/17/2026(b)(c)	893,000	892,996
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025(c)	250,000	250,028
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.472% 4/15/2027(b)(c)	1,138,000	1,138,891
Cerberus Loan Funding XXI LP 2017-4A A, FRN, 3M USD LIBOR + 1.450% — 3.001% 10/15/2027(b)(c)	857,000	857,122
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025(c)	250,000	249,910
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024(c)	376,061	375,770
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(c)	356,000	356,167
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026(c)	475,000	469,950
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN, 3M USD LIBOR + 1.550% — 2.966% 11/15/2029(b)(c)	613,000	614,381
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN, 3M USD LIBOR + 7.250% — 8.666% 11/15/2029(b)(c)	328,000	319,560
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026(c)	683,000	678,544
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026(c)	178,000	177,991
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.615% 12/15/2028(b)	561,000	562,880
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.900% — 2.634% 10/18/2027(b)(c)	1,089,000	1,089,091
Halcyon Loan Advisors Funding 2015-1A AR, FRN, 3M USD LIBOR + 0.920% — 2.665% 4/20/2027(b)(c)	1,304,000	1,304,061
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 2.845% 10/22/2025(b)(c)	491,000	491,094
ICG US CLO Ltd. 2014-3A A1BR — 2.97% 1/25/2027(c)	933,000	924,627
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN, 3M USD LIBOR + 1.530% — 3.275% 10/20/2029(b)(c)	250,000	250,242
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026(c)	451,000	450,902
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026(c)	250,000	249,948
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026(c)	250,000	249,998
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026(c)	278,000	277,997
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(c)	293,000	292,944
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026(c)	186,000	185,922
Peaks CLO 1, Ltd. 2014-1A C, 3M USD LIBOR + 3.500% — 5.222% 6/15/2026(b)(c)	344,000	344,190
Peaks CLO, 1 Ltd. 2014-1A A, 3M USD LIBOR + 1.750% — 3.472% 6/15/2026(b)(c)	839,000	839,116
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025(d)	925,000	925,546
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.009% 5/15/2026(b)(c)	664,000	664,199
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(c)	427,000	426,956
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 3.031% 7/17/2026(b)(c)	461,000	463,205
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 3.731% 7/17/2026(b)(c)	549,000	549,657
Telos CLO, Ltd. 2014-5A A, 3M USD LIBOR + 1.550% — 3.281% 4/17/2025(b)(c)	828,000	828,175

	Principal Amount	Fair Value
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026(c)	$250,000	$249,941
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026(c)	317,000	311,569
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(c)	233,000	231,137
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025(c)	381,086	378,957
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(c)	250,000	249,844
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(c)	250,000	249,930
		$19,667,341
CREDIT CARD — 2.0%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$1,002,000	$987,565
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	1,343,000	1,329,029
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	1,051,000	1,036,546
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	1,321,000	1,303,156
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	1,152,000	1,145,389
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(c)	798,000	792,994
Synchrony Credit Card Master Note Trust 2015-3 A — 1.74% 9/15/2021	1,012,000	1,008,559
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	104,000	102,671
		$7,705,909
EQUIPMENT — 4.5%
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(c)	$340,000	$338,781
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(c)	288,000	283,328
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(c)	172,000	170,631
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(c)	1,282,000	1,268,710
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(c)	616,000	610,183
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(c)	363,000	361,552
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028(c)	491,587	488,754
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028(c)	726,034	723,678
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(c)	724,000	715,040
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(c)	226,290	232,155
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(c)	179,000	177,143
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(c)	384,000	381,061
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(c)	455,000	450,323
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(c)	275,000	273,458
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(c)	177,000	175,132
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(c)	210,000	208,780
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(c)	250,000	244,767
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030(c)	903,855	896,955
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(c)	548,000	544,186
John Deere Owner Trust 2018 2018-A A4 — 2.91% 1/15/2025	598,000	598,320
Leaf Receivables Funding 12 LLC 2017-1 A4 — 2.43% 7/15/2021(c)	149,000	147,288
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(c)	499,000	489,705
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(c)	620,000	613,653
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(c)	498,000	494,446
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(c)	300,000	300,443
Prop Series 2017-1A — 5.30% 3/15/2042(d)	975,933	965,003
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021(c)	240,000	237,249
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(c)	707,000	697,038
Verizon Owner Trust 2017-1A A — 2.06% 9/20/2021(c)	269,000	266,421
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(c)	311,000	306,521
Verizon Owner Trust 2016-2A B — 2.15% 5/20/2021(c)	269,000	264,909

	Principal Amount	Fair Value
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(c)	$645,000	$634,100
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(c)	918,000	906,611
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(c)	491,000	490,919
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(c)	159,000	156,821
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(c)	987,000	982,689
		$17,096,753
OTHER — 2.6%
Conn Funding II LP 2017-B B — 4.52% 11/15/2020(c)	$200,000	$201,382
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050(c)	1,345,000	1,339,011
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049(c)	679,500	675,423
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(c)	1,362,000	1,348,105
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(c)	1,262,000	1,254,763
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(c)(d)	425,110	421,921
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(c)(d)	474,503	472,723
Ocwen Master Advance Receivables Trust 2017-T1 AT1 — 2.499% 9/15/2048(c)	148,000	147,988
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 3.308% 12/1/2031(d)	600,000	596,250
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(c)	430,000	423,486
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(c)	202,000	199,029
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(c)	1,007,000	1,001,242
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(c)	191,000	189,833
PFS Financing Corporation 2016-BA A — 1.87% 10/15/2021(c)	320,000	315,474
PFS Financing Corporation 2017-BA A2 — 2.22% 7/15/2022(c)	588,000	577,818
PFS Financing Corporation 2017-BA B — 2.57% 7/15/2022(c)	195,000	191,956
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(c)(d)	349,000	346,427
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(c)(d)	409,000	423,267
		$10,126,098

TOTAL ASSET-BACKED SECURITIES (Cost $76,587,190)		$76,199,747

CORPORATE BONDS & NOTES — 0.9%
COMMUNICATIONS — 0.2%
Cisco Systems, Inc. — 2.45% 6/15/2020	$669,000	$664,720

CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$753	$831
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(d)	269,305	45,782
		$46,613
CONSUMER, NON-CYCLICAL — 0.2%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$540,000	$531,900

ENERGY — 0.2%
PHI, Inc. — 5.25% 3/15/2019	$620,000	$606,050
Bristow Group, Inc. — 8.75% 3/1/2023(c)	85,000	85,637
		$691,687

	Principal Amount	Fair Value
FINANCIAL — 0.1%
Berkshire Hathaway Finance Corporation, 3M USD LIBOR + 0.260% — 2.099% 8/15/2019(b)	$336,000	$336,358
N671US Trust — 7.50% 9/15/2020(c)(d)	151,972	152,352
		$488,710
INDUSTRIAL — 0.0%
Air 2 US — 10.127% 10/1/2020(c)(d)	$426,921	$89,653

TECHNOLOGY — 0.2%
Apple, Inc. — 1.90% 2/7/2020	$750,000	$740,857
Oracle Corporation — 3.875% 7/15/2020	21,000	21,541
		$762,398

TOTAL CORPORATE BONDS & NOTES (Cost $3,422,050)		$3,275,681

CORPORATE BANK DEBT — 1.3%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 9.44% 9/29/2025(f)	$131,000	$132,474
ACCTL2, 3M USD LIBOR + 4.750% — 6.52% 7/28/2023(d)(f)	514,199	507,319
Internap Corp. TL 1L, 3M USD LIBOR + 7.000% — 8.72% 4/6/2022(f)	496,250	498,111
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 5.73% 6/23/2023(f)	542,477	531,064
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.25% 7/17/2024(f)	297,783	299,644
MB1LTL, 1M USD LIBOR + 5.000% — 6.88% 12/2/2022(d)(f)	757,597	743,764
MB2LTL, 1M USD LIBOR + 9.250% — 11.13% 6/2/2023(d)(f)	184,000	179,635
OTGDDTL — 1.00% 8/26/2021(d)(f)(g)	67,124	826
OTGTL, 3M USD LIBOR + 8.500% — 10.273% 8/26/2021(d)(f)	609,876	605,186
SDTL, 1M USD LIBOR + 6.000% — 7.784% 12/22/2021(d)(f)	368,125	367,157
Sears Roebuck Acceptance Corp. TL, 3M USD LIBOR + 4.500% — 6.07% 6/30/2018(f)	85,572	85,358
Xplornet Communication, Inc. TL-B 1L, 3M USD LIBOR + 4.750% — 6.44% 9/9/2021(f)	563,515	564,219
ZW1L, 3M USD LIBOR + 5.000% — 7.18% 11/16/2022(d)(f)	365,375	364,462
ZW2L, 3M USD LIBOR + 9.000% — 10.873% 11/16/2023(d)(f)	130,000	129,350

TOTAL CORPORATE BANK DEBT (Cost $4,984,297)		$5,008,569

U.S. Treasuries — 2.3%
U.S. Treasury Bills — 1.556% 4/5/2018	$737,000	$736,775
U.S. Treasury Bills — 1.570% 5/3/2018	783,000	781,884
U.S. Treasury Notes — 1.375% 8/31/2020	2,293,000	2,240,926
U.S. Treasury Notes — 1.375% 10/31/2020	891,000	868,985
U.S. Treasury Notes — 1.50% 2/28/2019	3,024,000	3,007,397
U.S. Treasury Notes — 2.00% 9/30/2020	425,000	421,393
U.S. Treasury Notes — 2.375% 5/31/2018	780,000	780,621

TOTAL U.S. TREASURIES (Cost $8,928,069)		$8,837,981

TOTAL BONDS & DEBENTURES — 33.5% (Cost $128,926,570)		$128,059,244

TOTAL INVESTMENT SECURITIES — 97.7% (Cost $326,320,685)		$373,598,398

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — 2.5%
State Street Bank Repurchase Agreement — 0.28% 4/2/2018
(Dated 03/29/2018, repurchase price of $9,611,299, collateralized by $9,985,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $9,804,441)	$9,611,000	$9,611,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,611,000)		$9,611,000

TOTAL INVESTMENTS — 100.2% (Cost $335,931,685)		$383,209,398
Other Assets and Liabilities, net — (0.2)%		(670,835)
NET ASSETS — 100.0%		$382,538,563

(a)Non-income producing security.

(b)Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2018.  For Senior Loan Notes, the rate shown may represent a weighted average interest rate.  Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

(c)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)Investments categorized as a significant unobservable input (Level 3) (See Note F of the Notes to Financial Statements).

(e)Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2018.

(f)Restricted securities. These restricted securities constituted 1.31% of total net assets at March 31, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(g)These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 0.00% of total net assets at March 31, 2018.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2018

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 9.44% 9/29/2025	09/26/2017	$130,076	$132,474	0.03%
ACCTL2, 3M USD LIBOR + 4.750% — 6.52% 7/28/2023	09/19/2016, 12/30/2016	510,150	507,319	0.13%
Internap Corp. TL 1L, 3M USD LIBOR + 7.000% — 8.72% 4/6/2022	04/03/2017	490,002	498,111	0.13%
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 5.73% 6/23/2023	10/4/2017, 10/5/2017,
	10/6/2017, 10/11/2017,
	02/07/2018	524,612	531,064	0.14%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 7.25% 7/17/2024	08/11/2017	294,893	299,644	0.08%
MB1LTL, 1M USD LIBOR + 5.000% — 6.88% 12/2/2022	12/02/2016, 1/31/2017,
	04/11/2017, 05/05/2017,
	07/18/2017, 07/21/2017,
	08/23/2017, 08/29/2017,
	09/20/2017, 11/01/2017,
	11/03/2017, 11/06/2017,
	01/05/2018,
	02/12/2018	751,462	743,764	0.19%
MB2LTL, 1M USD LIBOR + 9.250% — 11.13% 6/2/2023	12/02/2016, 01/31/2017	181,624	179,635	0.05%
OTGDDTL — 1.00% 8/26/2021	08/26/2016,
	01/26/2018	—	826	0.00%
OTGTL, 3M USD LIBOR + 8.500% — 10.273% 8/26/2021	08/26/2016, 02/28/2017,
	05/26/2017, 06/14/2017,
	08/26/2017, 08/30/2017,
	11/30/2017,
	01/26/2018,
	03/08/2018	601,810	605,186	0.16%
SDTL, 1M USD LIBOR + 6.000% — 7.784% 12/22/2021	12/22/2016	362,429	367,157	0.10%
Sears Roebuck Acceptance Corp. TL, 3M USD LIBOR + 4.500% — 6.07% 6/30/2018	08/01/2017, 08/03/2017,
	08/10/2017, 09/11/2017,
	09/12/2017, 09/13/2017,
	09/25/2017, 10/05/2017	85,185	85,358	0.02%
Xplornet Communication, Inc. TL-B 1L, 3M USD LIBOR + 4.750% — 6.44% 9/9/2021	09/08/2016, 09/20/2016,
	10/7/2016, 10/14/2016
	05/22/2017, 10/18/2017	561,277	564,219	0.15%
ZW1L, 3M USD LIBOR + 5.000% — 7.18% 11/16/2022	11/17/2016	362,444	364,462	0.10%
ZW2L, 3M USD LIBOR + 9.000% — 10.873% 11/16/2023	11/17/2016	128,333	129,350	0.03%
TOTAL RESTRICTED SECURITIES		$4,984,297	$5,008,569	1.31%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$33,857,847	$—	$—	$33,857,847
Infrastructure Software	33,105,771	—	—	33,105,771
Aircraft & Parts	25,016,456	—	—	25,016,456
Diversified Banks	24,523,753	—	—	24,523,753
P&C Insurance	15,063,891	—	—	15,063,891
Insurance Brokers	13,623,236	—	—	13,623,236
Semiconductor Devices	11,716,987	—	—	11,716,987
Electrical Components	11,514,474	—	—	11,514,474
Consumer Finance	11,294,934	—	—	11,294,934
Investment Companies	9,579,041	—	—	9,579,041
Generic Pharma	8,995,645	—	—	8,995,645
Communications Equipment	7,311,759	—	—	7,311,759
Advertising & Marketing	7,001,322	—	—	7,001,322
Internet Based Services	6,706,635	—	—	6,706,635
Life Science Equipment	6,336,257	—	—	6,336,257
Integrated Oils	5,688,665	—	—	5,688,665
Midstream - Oil & Gas	5,144,496	—	—	5,144,496
Base Metals	3,598,002	—	—	3,598,002
Household Products	2,917,421	—	—	2,917,421
Food & Drug Stores	2,332,222	—	—	2,332,222
Exploration & Production	210,340	—	—	210,340
Commercial Mortgage-Backed Securities
Agency	—	51,436	—	51,436
Agency Stripped	—	11,612,833	—	11,612,833
Non-Agency	—	5,559,256	—	5,559,256
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	6,333,284	—	6,333,284
Agency Pool Fixed Rate	—	3,256,829	—	3,256,829
Non-Agency Collateralized Mortgage Obligation	—	7,548,410	375,218	7,923,628
Asset-Backed Securities
Auto	—	21,603,646	—	21,603,646
Collateralized Loan Obligation	—	18,741,795	925,546	19,667,341
Credit Card	—	7,705,909	—	7,705,909
Equipment	—	16,131,750	965,003	17,096,753
Other	—	7,865,510	2,260,588	10,126,098
Corporate Bonds & Notes	—	2,987,894	287,787	3,275,681
Corporate Bank Debt	—	2,110,870	2,897,699	5,008,569
U.S. Treasuries	—	8,837,981	—	8,837,981
Short-Term Investment	—	9,611,000	—	9,611,000
	$245,539,154	$129,958,403	$7,711,841	$383,209,398

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

Investment	Beginning Value at December 31, 2017	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at March 31, 2018	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2018
Commercial Mortgage-Backed Securities Non-Agency	$464,468	$(1,728)	—	$(84,831)	$(377,909)	—	—
Residential Mortgage-Backed Non-Agency Collateralized Mortgage Obligation	834,410	(3,439)	—	(94,514)	(361,239)	$375,218	$(3,103)
Asset-Backed Securities Collateralized Loan Obligations	1,159,665	(2,982)	—	—	(231,137)	925,546	(1,177)
Asset-Backed Securities Equipment	1,012,436	(22,837)	—	(24,596)	—	965,003	(22,854)
Asset-Backed Securities Other	3,961,842	(7,066)	$943,973	(44,388)	(2,593,773)	2,260,588	(6,213)
Corporate Bonds & Notes	290,257	(26,208)	92,368	(68,630)	—	287,787	(50,046)
Corporate Bank Debt	2,856,931	(25,409)	72,498	(6,321)	—	2,897,699	(27,043)
	$10,580,009	$(89,669)	$1,108,839	$(323,280)	$(3,564,058)	$7,711,841	$(110,436)

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were transfers of $3,564,058 out of Level 3 into Level 2 during the period ended March 31, 2018.  The transfers out were due to change from single broker quoted to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2018:

Financial Assets	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range

Residential Mortgage-Backed Securities - Non-Agency CMO	$375,218	Third-Party Broker Quote (a)	Quotes/Prices	$99.00

Asset-Backed Securities - Collateralized Loan Obligation	$925,546	Third-Party Broker Quote (a)	Quotes/Prices	$100.06

Asset-Backed Securities - Equipment	$965,003	Third-Party Broker Quote (a)	Quotes/Prices	$98.88

Asset-Backed Securities - Other	$2,260,588	Third-Party Broker Quote (a)	Quotes/Prices	$99.25 - $103.49

Corporate Bonds and Notes - Consumer, Cyclical	$45,782	Third-Party Broker Quote (a)	Quotes/Prices	$17.00

Corporate Bonds and Notes - Financial	$152,352	Third-Party Broker Quote (a)	Quotes/Prices	$100.25

Corporate Bonds and Notes - Industrial	$89,653	Third-Party Broker Quote (a)	Quotes/Prices	$21.00

Corporate Bank Debt	$826	Pricing Model (b )	Reference prices	$99.23
	$2,896,873	Pricing Vendor	Prices	$97.63 - $99.75

(a)  The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(b) The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2018 (excluding short-term investments), was $326,554,756 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$54,084,469
Gross unrealized depreciation:	(7,040,827)
Net unrealized appreciation:	$47,043,642

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: May 30, 2018